U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.   Name and address of Issuer:

     Sentinel Group Funds, Inc.
     One National Life Drive
     Montpelier, VT  05604

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

     Sentinel Capital Markets Income Fund

3.   Investment Company Act File Number: 811-214

     Securities Act File Number:  2-10685

4.   (a)  Last day of fiscal year for which this Form is filed: 11/30/04

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fees:

     (i)   Aggregate sales price of securities sold
           during the fiscal year pursuant to Section 24(f):         $33,878,368

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                      $12,985,363

     (iii)  Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending
            no earlier than October 31, 1995, that were not
            previously used to reduce registration fees
            payable to the Commission:                               $0

     (iv)   Total available redemption credits [add Items 5(ii)
            and 5(iii)]:                                             $12,985,363

     (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                    $20,893,005


     (vi)   Redemption credits available for use in future years
            - if Item 5(i) is less than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:                              $0

     (vii)  Multiplier for determining registration fee (see
            instruction C.9):                                        .0001177

     (viii) Registration fee due [multiply Item 5(v) by Item
            5(vii) (enter "0" if no fee is due)]:                    $2,459.11

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed 0that are available for use by the issuer in future fiscal years, then state that number here: 0

7.   Interest due - if this Form is being filed more than
     90 days after the end of the issuer's fiscal year (see
     instruction D):                                                 $0

8.   Total of the amount of the registration fee due plus
     any interest due [line 5(viii) plus line 7]:                    $2,459.11

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     [X]  Wire Transfer

     [ ]  Mail or other means

                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


    /s/ Thomas P. Malone
----------------------------
Thomas P. Malone
Vice President and Treasurer


Date:  February 22, 2005

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.   Name and address of Issuer:

     Sentinel Group Funds, Inc.
     One National Life Drive
     Montpelier, VT  05604

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

     Sentinel U.S. Treasury Money Market Fund

3.   Investment Company Act File Number: 811-214

     Securities Act File Number:  2-10685

4.   (a)  Last day of fiscal year for which this Form is filed: 11/30/04

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fees:

     (i)    Aggregate sales price of securities sold during
            the fiscal year pursuant to Section 24(f):              $132,981,929

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                     $134,788,427

     (iii)  Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending
            no earlier than October 31, 1995, that were not
            previously used to reduce registration fees
            payable to the Commission:                              $45,667,095

     (iv)   Total available redemption credits [add Items
            5(ii) and 5(iii)]:                                      $180,455,522

     (v)    Net sales - if Item 5(i) is greater than Item
            5(iv) [subtract Item 5(iv) from Item 5(i)]:             $0


     (vi)   Redemption credits available for use in future
            years - if Item 5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                   $47,473,593

     (vii)  Multiplier for determining registration fee (see
            instruction C.9):                                       .0001177

     (viii) Registration fee due [multiply Item 5(v) by Item
            5(vii) (enter "0" if no fee is due)]:                   $0

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.   Interest due - if this Form is being filed more than 90
     days after the end of the issuer's fiscal year (see
     instruction D):                                                $0

8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:                       $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     [ ]  Wire Transfer

     [ ]  Mail or other means

                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By  (Signature and Title)


    /s/ Thomas P. Malone
----------------------------
Thomas P. Malone
Vice President and Treasurer


Date: February 22, 2005

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.   Name and address of Issuer:

     Sentinel Group Funds, Inc.
     One National Life Drive
     Montpelier, VT  05604

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

     Sentinel Mid Cap Growth Fund

3.   Investment Company Act File Number: 811-214

     Securities Act File Number:  2-10685

4.   (a)  Last day of fiscal year for which this Form is filed: 11/30/04

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fees:

     (i)    Aggregate sales price of securities sold during
            the fiscal year pursuant to Section 24(f):               $29,026,407

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                      $34,339,207

     (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
            October 31, 1995, that were not previously used to
            reduce registration fees payable to the Commission:      $20,103,623

     (iv)   Total available redemption credits [add Items 5(ii)
            and 5(iii)]:                                             $54,442,830

     (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                    $0

     (vi)   Redemption credits available for use in future years
            - if Item 5(i) is less than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:                                   $25,416,423

     (vii)  Multiplier for determining registration fee (see
            instruction C.9):                                        .0001177

     (viii) Registration fee due [multiply Item 5(v) by Item
            5(vii) (enter "0" if no fee is due)]:                    $0

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.   Interest due - if this Form is being filed more than 90
     days after the end of the issuer's fiscal year (see
     instruction D):                                                 $0

8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:                        $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     [ ]  Wire Transfer

     [ ]  Mail or other means

                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By  (Signature and Title)


    /s/ Thomas P. Malone
----------------------------
Thomas P. Malone
Vice President and Treasurer


Date:   February 22, 2005

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.   Name and address of Issuer:

     Sentinel Group Funds, Inc.
     One National Life Drive
     Montpelier, VT  05604

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

     Sentinel Short Maturity Government Fund

3.   Investment Company Act File Number: 811-214

     Securities Act File Number:  2-10685

4.   (a)  Last day of fiscal year for which this Form is filed: 11/30/04

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fees:

     (i)    Aggregate sales price of securities sold during the
            fiscal year pursuant to Section 24(f):                  $137,745,739

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                     $175,674,245

     (iii)  Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending
            no earlier than October 31, 1995, that were not
            previously used to reduce registration fees
            payable to the Commission:                              $0

     (iv)   Total available redemption credits [add Items 5(ii)
            and 5(iii)]:                                            $175,674,245

     (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                   $0


     (vi)   Redemption credits available for use in future years
            - if Item 5(i) is less than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:                             $37,928,506

     (vii)  Multiplier for determining registration fee (see
            instruction C.9):                                       .0001177

     (viii) Registration fee due [multiply Item 5(v)
            by Item 5(vii) (enter "0" if no fee is due)]:           $0

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.   Interest due - if this Form is being filed more than 90
     days after the end of the issuer's fiscal year (see
     instruction D):          `                                     $0

8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:                       $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     [ ]  Wire Transfer

     [ ]  Mail or other means

                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By  (Signature and Title)


    /s/ Thomas P. Malone
----------------------------
Thomas P. Malone
Vice President and Treasurer


Date: February 22, 2005

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.   Name and address of Issuer:

     Sentinel Group Funds, Inc.
     One National Life Drive
     Montpelier, VT  05604

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

     Sentinel Balanced Fund

3.   Investment Company Act File Number: 811-214

     Securities Act File Number:  2-10685

4.   (a)  Last day of fiscal year for which this Form is filed: 11/30/04

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fees:

     (i)    Aggregate sales price of securities sold during
            the fiscal year pursuant to Section 24(f):               $65,329,405

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                      $52,501,807

     (iii)  Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending
            no earlier than October 31, 1995, that were not
            previously used to reduce registration fees
            payable to the Commission:                               $27,064,974

     (iv)   Total available redemption credits [add Items
            5(ii) and 5(iii)]:                                       $79,566,781

     (v)    Net sales - if Item 5(i) is greater than Item
            5(iv) [subtract Item 5(iv) from Item 5(i)]:              $0

     (vi)   Redemption credits available for use in future
            years - if Item 5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                    $14,237,376

     (vii)  Multiplier for determining registration fee (see
            instruction C.9):                                        .0001177

     (viii) Registration fee due [multiply Item 5(v) by Item
            5(vii) (enter "0" if no fee is due)]:                    $0

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.   Interest due - if this Form is being filed more than 90
     days after the end of the issuer's fiscal year (see
     instruction D):                                                 $0

8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:                        $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     [ ]  Wire Transfer

     [ ]  Mail or other means

                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


    /s/ Thomas P. Malone
----------------------------
Thomas P. Malone
Vice President and Treasurer


Date:   February 22, 2005

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.   Name and address of Issuer:

     Sentinel Group Funds, Inc.
     One National Life Drive
     Montpelier, VT  05604

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

     Sentinel Flex Cap Opportunity Fund

3.   Investment Company Act File Number: 811-214

     Securities Act File Number: 2-10685

4.   (a)  Last day of fiscal year for which this Form is filed: 11/30/04

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fees:

     (i)    Aggregate sales price of securities sold during the
            fiscal year pursuant to Section 24(f):                   $6,354,560

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                      $8,109,376

     (iii)  Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending
            no earlier than October 31, 1995, that were not
            previously used to reduce registration fees
            payable to the Commission:                               $3,547,513

     (iv)   Total available redemption credits [add Items 5(ii)
            and 5(iii)]:                                             $11,656,889

     (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                    $0

     (vi)   Redemption credits available for use in future
            years - if Item 5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                    $5,302,329

     (vii)  Multiplier for determining registration fee
           (see instruction C.9):                                    .0001177

     (viii) Registration fee due [multiply Item 5(v)
            by Item 5(vii) (enter "0" if no fee is due)]:            $0

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.   Interest due - if this Form is being filed more than 90
     days after the end of the issuer's fiscal year (see
     instruction D):                                                 $0

8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:                        $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     [ ]  Wire Transfer

     [ ]  Mail or other means

                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By  (Signature and Title)


    /s/ Thomas P. Malone
----------------------------
Thomas P. Malone
Vice President and Treasurer


Date:   February 22, 2005

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.   Name and address of Issuer:

     Sentinel Group Funds, Inc.
     One National Life Drive
     Montpelier, VT  05604

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

     Sentinel Tax-Free Income Fund

3.   Investment Company Act File Number: 811-214

     Securities Act File Number: 2-10685

4.   (a)  Last day of fiscal year for which this Form is filed: 11/30/04

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fees:

     (i)    Aggregate sales price of securities sold during the
            fiscal year pursuant to Section 24(f):                   $7,345,769

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                      $15,882,879

     (iii)  Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending
            no earlier than October 31, 1995, that were not
            previously used to reduce registration fees
            payable to the Commission:                               $42,428,661

     (iv)   Total available redemption credits [add Items 5(ii)
            and 5(iii)]:                                             $58,311,540

     (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                    $0

     (vi)   Redemption credits available for use in future
            years - if Item 5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                    $50,965,771

     (vii)  Multiplier for determining registration fee (see
            instruction C.9):                                        .0001177

     (viii) Registration fee due [multiply Item 5(v) by
            Item 5(vii) (enter "0" if no fee is due)]:               $0

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.   Interest due - if this Form is being filed more than 90
     days after the end of the issuer's fiscal year (see
     instruction D):                                                 $0

8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:                        $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     [ ]  Wire Transfer

     [ ]  Mail or other means

                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By  (Signature and Title)


    /s/ Thomas P. Malone
----------------------------
Thomas P. Malone
Vice President and Treasurer


Date:   February 22, 2005

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.   Name and address of Issuer:

     Sentinel Group Funds, Inc.
     One National Life Drive
     Montpelier, VT  05604

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

     Sentinel Growth Index Fund

3.   Investment Company Act File Number: 811-214

     Securities Act File Number: 2-10685

4.   (a)  Last day of fiscal year for which this Form is filed: 11/30/04

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fees:

     (i)    Aggregate sales price of securities sold during the
            fiscal year pursuant to Section 24(f):                   $15,649,872

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                      $12,770,105

     (iii)  Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending no
            earlier than October 31, 1995, that were not
            previously used to reduce registration fees payable
            to the Commission:                                       $0

     (iv)   Total available redemption credits [add Items 5(ii)
            and 5(iii)]:                                             $12,770,105

     (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                    $2,879,767

     (vi)   Redemption credits available for use in future years
            - if Item 5(i) is less than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:                              $0

     (vii)  Multiplier for determining registration fee (see
            instruction C.9):                                        .0001177

     (viii) Registration fee due [multiply Item 5(v) by Item
            5(vii) (enter "0" if no fee is due)]:                    $338.95

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.   Interest due - if this Form is being filed more than 90
     days after the end of the issuer's fiscal year (see
     instruction D):                                                 $0

8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:                        $338.95

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     [X]  Wire Transfer

     [ ]  Mail or other means

                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By  (Signature and Title)


    /s/ Thomas P. Malone
----------------------------
Thomas P. Malone
Vice President and Treasurer


Date: February 22, 2005

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.   Name and address of Issuer:

     Sentinel Group Funds, Inc.
     One National Life Drive
     Montpelier, VT  05604

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

     Sentinel Core Mid Cap

3.   Investment Company Act File Number: 811-214

     Securities Act File Number:  2-10685

4.   (a)  Last day of fiscal year for which this Form is filed: 11/30/04

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fees:

     (i)    Aggregate sales price of securities sold during the
            fiscal year pursuant to Section 24(f):                  $16,615,190

     (ii)   Aggregate price of securities redeemed or repurchased
            during the fiscal year:                                 $590,524

     (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
            October 31, 1995, that were not previously used to
            reduce registration fees payable to the Commission:     $0

     (iv)   Total available redemption credits [add Items 5(ii)
            and 5(iii)]:                                            $590,524

     (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                   $16,024,936

     (vi)   Redemption credits available for use in future
            years - if Item 5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                   $0

     (vii)  Multiplier for determining registration fee
            (see instruction C.9):                                  .0001177

     (viii) Registration fee due [multiply Item 5(v) by
            Item 5(vii) (enter "0" if no fee is due)]:              $1,886.14

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.   Interest due - if this Form is being filed more than
     90 days after the end of the issuer's fiscal year
     (see instruction D):                                           $0

8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:                       $1,886.14

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     [X]  Wire Transfer

     [ ]  Mail or other means

                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By (Signature and Title)


    /s/ Thomas P. Malone
----------------------------
Thomas P. Malone
Vice President and Treasurer


Date: February 22, 2005

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.   Name and address of Issuer:

     Sentinel Group Funds, Inc.
     One National Life Drive
     Montpelier, VT  05604

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

     Sentinel Government Securities Fund

3.   Investment Company Act File Number: 811-214

     Securities Act File Number: 2-10685

4.   (a)  Last day of fiscal year for which this Form is filed: 11/30/04

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fees:

     (i)    Aggregate sales price of securities sold during the
            fiscal year pursuant to Section 24(f):                  $31,461,817

     (ii)   Aggregate price of securities redeemed or repurchased
            during the fiscal year:                                 $28,734,235

     (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
            October 31, 1995, that were not previously used to
            reduce registration fees payable to the Commission:     $31,324,450

     (iv)   Total available redemption credits [add Items 5(ii)
            and 5(iii)]:                                            $60,058,685

     (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                   $0


     (vi)   Redemption credits available for use in future years
            - if Item 5(i) is less than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:                             $28,596,868

     (vii)  Multiplier for determining registration fee (see
            instruction C.9):                                       .0001177

     (viii) Registration fee due [multiply Item 5(v) by Item
            5(vii) (enter "0" if no fee is due)]:                   $0

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.   Interest due - if this Form is being filed more than 90
     days after the end of the issuer's fiscal year (see
     instruction D):                                                $0

8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:                       $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     [ ]  Wire Transfer

     [ ]  Mail or other means

                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By (Signature and Title)


    /s/ Thomas P. Malone
----------------------------
Thomas P. Malone
Vice President and Treasurer


Date: February 22, 2005

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.   Name and address of Issuer:

     Sentinel Group Funds Inc.
     One National Life Drive
     Montpelier, VT  05604

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

     Sentinel Bond Fund

3.   Investment Company Act File Number: 811-214

     Securities Act File Number:  2-10685

4.   (a)  Last day of fiscal year for which this Form is filed: 11/30/04

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fees:

     (i)    Aggregate sales price of securities sold during the
            fiscal year pursuant to Section 24(f):                  $17,556,139

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                     $22,863,051

     (iii)  Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending no
            earlier than October 31, 1995, that were not
            previously used to reduce registration fees payable
            to the Commission:                                      $7,627,685

     (iv)   Total available redemption credits [add Items 5(ii)
            and 5(iii)]:                                            $30,490,736

     (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                   $0


     (vi)   Redemption credits available for use in future years
            - if Item 5(i) is less than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:                             $12,934,597

     (vii)  Multiplier for determining registration fee (see
            instruction C.9):                                       .0001177

     (viii) Registration fee due [multiply Item 5(v) by Item
            5(vii) (enter "0" if no fee is due)]:                   $0

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D): $0

8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:                       $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     [ ]  Wire Transfer

     [ ]  Mail or other means

                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By (Signature and Title)


    /s/ Thomas P. Malone
----------------------------
Thomas P. Malone
Vice President and Treasurer


Date:  February 22, 2005

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.   Name and address of Issuer:

     Sentinel Group Funds, Inc.
     One National Life Drive
     Montpelier, VT  05604

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

     Sentinel Small Company Fund

3.   Investment Company Act File Number: 811-214

     Securities Act File Number: 2-10685

4.   (a)  Last day of fiscal year for which this Form is filed:
     11/30/04

     (b) [ ]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fees:

     (i)    Aggregate sales price of securities sold during
            the fiscal year pursuant to Section 24(f):             $725,092,183

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                    $377,638,609

     (iii)  Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending
            no earlier than October 31, 1995, that were not
            previously used to reduce registration fees
            payable to the Commission:                             $0

     (iv)   Total available redemption credits [add Items 5(ii)
            and 5(iii)]:                                           $377,638,609

     (v)    Net sales - if Item 5(i) is greater than Item
            5(iv) [subtract Item 5(iv) from Item 5(i)]:            $347,453,574

     (vi)   Redemption credits available for use in future
            years - if Item 5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                  $0

     (vii)  Multiplier for determining registration fee (see
            instruction C.9):                                      .0001177

     (viii) Registration fee due [multiply Item 5(v) by Item
            5(vii) (enter "0" if no fee is due)]:                  $40,895.29

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.   Interest due - if this Form is being filed more than
     90 days after the end of the issuer's fiscal year
     (see instruction D):                                          $0

8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:                      $40,895.29

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     [X]  Wire Transfer

     [ ]  Mail or other means

                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By (Signature and Title)


    /s/ Thomas P. Malone
----------------------------
Thomas P. Malone
Vice President and Treasurer


Date: February 22, 2005

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.   Name and address of Issuer:

     Sentinel Group Funds, Inc.
     One National Life Drive
     Montpelier, VT  05604

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

     Sentinel New York Tax-Free Income Fund

3.   Investment Company Act File Number: 811-214

     Securities Act File Number: 2-10685

4.   (a)  Last day of fiscal year for which this Form is filed: 11/30/04

     (b) [ ]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fees:

     (i)    Aggregate sales price of securities sold during the
            fiscal year pursuant to Section 24(f):                 $3,057,012

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                    $5,846,547

     (iii)  Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending no
            earlier than October 31, 1995, that were not
            previously used to reduce registration fees payable
            to the Commission:                                     $0

     (iv)   Total available redemption credits [add Items 5(ii)
            and 5(iii)]:                                           $5,846,547

     (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                  $2,789,535

     (vi)   Redemption credits available for use in future years
            - if Item 5(i) is less than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:                            $0

     (vii)  Multiplier for determining registration fee (see
            instruction C.9):                                      .0001177

     (viii) Registration fee due [multiply Item 5(v) by Item
            5(vii) (enter "0" if no fee is due)]:                  $0

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.   Interest due - if this Form is being filed more than 90
     days after the end of the issuer's fiscal year (see
     instruction D):                                               $0

8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:                      $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     [ ]  Wire Transfer

     [ ]  Mail or other means

                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By (Signature and Title)


    /s/ Thomas P. Malone
----------------------------
Thomas P. Malone
Vice President and Treasurer


Date: February 22, 2005

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.   Name and address of Issuer:

     Sentinel Group Funds, Inc.
     One National Life Drive
     Montpelier, VT  05604

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

     Sentinel High Yield Bond Fund

3.   Investment Company Act File Number: 811-214

     Securities Act File Number: 2-10685

4.   (a)  Last day of fiscal year for which this Form is filed: 11/30/04

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fees:

     (i)    Aggregate sales price of securities sold during the
            fiscal year pursuant to Section 24(f):                 $96,602,541

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                    $69,814,717

     (iii)  Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending no
            earlier than October 31, 1995, that were not
            previously used to reduce registration fees payable
            to the Commission:                                     $0

     (iv)   Total available redemption credits [add Items 5(ii)
            and 5(iii)]:                                           $69,814,717

     (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                  $26,787,824

     (vi)   Redemption credits available for use in future years
            - if Item 5(i) is less than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:                            $0

     (vii)  Multiplier for determining registration fee (see
            instruction C.9):                                      .0001177

     (viii) Registration fee due [multiply Item 5(v) by Item
            5(vii) (enter "0" if no fee is due)]:                  $3,152.93

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.   Interest due - if this Form is being filed more than 90
     days after the end of the issuer's fiscal year (see
     instruction D):                                               $0

8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:                      $3,152.93

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     [X]  Wire Transfer

     [ ]  Mail or other means

                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By (Signature and Title)


    /s/ Thomas P. Malone
----------------------------
Thomas P. Malone
Vice President and Treasurer


Date: February 22, 2005

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.   Name and address of Issuer:

     Sentinel Group Funds, Inc.
     One National Life Drive
     Montpelier, VT  05604

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

     Sentinel Common Stock Fund

3.   Investment Company Act File Number: 811-214

     Securities Act File Number: 2-10685

4.   (a)  Last day of fiscal year for which this Form is filed: 11/30/04

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fees:

     (i)    Aggregate sales price of securities sold during the
            fiscal year pursuant to Section 24(f):                 $154,526,609

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                    $151,489,537

     (iii)  Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending no
            earlier than October 31, 1995, that were not
            previously used to reduce registration fees payable
            to the Commission:                                     $81,680,127

     (iv)   Total available redemption credits [add Items 5(ii)
            and 5(iii)]:                                           $233,169,664

     (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                  $0

     (vi)   Redemption credits available for use in future years
            - if Item 5(i) is less than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:                            $ 78,643,055

     (vii)  Multiplier for determining registration fee (see
            instruction C.9):                                      .0001177

     (viii) Registration fee due [multiply Item 5(v) by Item
            5(vii) (enter "0" if no fee is due)]:                  $0

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.   Interest due - if this Form is being filed more than 90
     days after the end of the issuer's fiscal year (see
     instruction D):                                               $0

8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:                      $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     [ ]  Wire Transfer

     [ ]  Mail or other means

                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By (Signature and Title)


    /s/ Thomas P. Malone
----------------------------
Thomas P. Malone
Vice President and Treasurer


Date: February 20, 2004

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.   Name and address of Issuer:

     Sentinel Group Funds, Inc.
     One National Life Drive
     Montpelier, VT  05604

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

     Sentinel International Equity Fund

3.   Investment Company Act File Number: 811-214

     Securities Act File Number: 2-10685

4.   (a)  Last day of fiscal year for which this Form is filed: 11/30/04

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fees:

     (i)    Aggregate sales price of securities sold during the
            fiscal year pursuant to Section 24(f):                 $32,914,699

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                    $30,345,104

     (iii)  Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending no
            earlier than October 31, 1995, that were not
            previously used to reduce registration fees payable
            to the Commission:                                     $7,593,279

     (iv)   Total available redemption credits [add Items 5(ii)
            and 5(iii)]:                                           $37,938,383

     (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                  $0

     (vi)   Redemption credits available for use in future years
            - if Item 5(i) is less than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:                            $5,023,684

     (vii)  Multiplier for determining registration fee (see
            instruction C.9):                                      .0001177

     (viii) Registration fee due [multiply Item 5(v) by Item
            5(vii) (enter "0" if no fee is due)]:                  $0

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed 0that are available for use by the issuer in future fiscal years, then state that number here: 0

7.   Interest due - if this Form is being filed more than 90
     days after the end of the issuer's fiscal year (see
     instruction D):                                               $0

8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:                      $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     [ ]  Wire Transfer

     [ ]  Mail or other means


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


                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By (Signature and Title)


    /s/ Thomas P. Malone
----------------------------
Thomas P. Malone
Vice President and Treasurer


Date: February 22, 2005


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